Regulatory Assets and Liabilities (Schedule of Regulatory Assets) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Dec. 31, 2018
Regulatory Assets [Line Items]
Regulatory assets-current		$ 725	$ 496	[1]
Regulatory assets-noncurrent		7,575	2,676	[1]
Total regulatory assets		$ 8,300	3,172
Weighted Average
Regulatory Assets [Line Items]
Weighted average useful life		30 years
SCANA
Regulatory Assets [Line Items]
Electric service customers over period		20 years
DESC
Regulatory Assets [Line Items]
Repurchase of first mortgage bonds		$ 1,200
Debt issuance costs		$ 187
Cost of reacquired debt
Regulatory Assets [Line Items]
Amortization period for deferred costs		30 years
Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[2]	$ 387	424
Regulatory assets-noncurrent		1,719	737	[3]
Total regulatory assets		2,106	1,161
Excess deferred taxes adjusted in charge of operating revenue		29
Excess deferred taxes adjusted in charge of operating revenue net of tax		22
Write off of regulatory asset		17
Write off of regulatory asset, after tax		$ 13
Virginia Electric and Power Company | Weighted Average
Regulatory Assets [Line Items]
Weighted average useful life		21 years
Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current	[4]	$ 8	8
Regulatory assets-noncurrent	[5]	52	52
Total regulatory assets		60	60
Deferred cost of fuel used in electric generation
Regulatory Assets [Line Items]
Regulatory assets-current	[6]	117	174
Regulatory assets-noncurrent	[6]	123	83
Deferred cost of fuel used in electric generation | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[7]	112	174
Regulatory assets-noncurrent	[7]	123	83
Deferred Rate Adjustment Clause Costs For Virginia Electric Utility
Regulatory Assets [Line Items]
Regulatory assets-current	[8],[9]	90	78
Regulatory assets-noncurrent	[8],[9],[10]	194	230
Deferred nuclear refueling outage costs
Regulatory Assets [Line Items]
Regulatory assets-current	[11]	70	69
Deferred nuclear refueling outage costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[11]	70	69
Unrecovered NND Project Costs
Regulatory Assets [Line Items]
Regulatory assets-current	[12]	138
Regulatory assets-noncurrent	[12]	2,607
Other
Regulatory Assets [Line Items]
Regulatory assets-current		246	130
Regulatory assets-noncurrent		465	125
Other | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current		51	58
Regulatory assets-noncurrent		58	54
Other | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current		7	7
Regulatory assets-noncurrent		3	4
Unrecognized pension and other postretirement benefit costs
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[13]	1,521	1,497
Unrecognized pension and other postretirement benefit costs | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[14]	16	15
PJM transmission rates
Regulatory Assets [Line Items]
Regulatory assets-current	[15]	64	45
Regulatory assets-noncurrent	[15]	174	192
PJM transmission rates | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[15]	64	45
Regulatory assets-noncurrent	[15]	174	192
Deferred project costs for gas utilities
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[16]	440	335
AROs and related funding
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[17]	$ 350
Amortization period for deferred costs		106 years
Interest rate hedges
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[18]	$ 563	184
Interest rate hedges | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[19]	235	151
Interest rate hedges | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[18]	33	33
Cost of reacquired debt
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[20],[21]	203	3
Ash pond and landfill closure costs
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[22]	935	27
Ash pond and landfill closure costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[23]	$ 935	27
Deferred Project Costs | Maximum [Member]
Regulatory Assets [Line Items]
Amortization period for deferred costs		18 months
Deferred Project Costs | Virginia Electric and Power Company | Maximum [Member]
Regulatory Assets [Line Items]
Amortization period for deferred costs		18 months
Transmission Rate Design For Allocation Of Costs Of Service | FERC-regulated
Regulatory Assets [Line Items]
Duration of payment under settlement agreement		10 years
Transmission Rate Design For Allocation Of Costs Of Service | Virginia Electric and Power Company | FERC-regulated
Regulatory Assets [Line Items]
Duration of payment under settlement agreement		10 years
Deferred rate adjustment clause costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[8],[24]	$ 90	78
Regulatory assets-noncurrent	[8],[10],[24]	194	230
Unrecovered gas costs | Dominion Energy Gas Holdings, LLC
Regulatory Assets [Line Items]
Regulatory assets-current	[25]	$ 1	$ 1

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Current regulatory assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	Current regulatory assets are presented in other current assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[5]	Noncurrent regulatory assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[6]	Reflects deferred fuel expenses for the Virginia, North Carolina and South Carolina jurisdictions of Dominion Energy’s electric generation operations.
[7]	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Virginia Power’s generation operations.
[8]	As a result of actions from the Virginia Commission in the first quarter of 2019 regarding the ratemaking treatment of excess deferred taxes from the adoption of the 2017 Tax Reform Act for all existing rate adjustment clauses, Virginia Power recorded a $29 million ($22 million after-tax) charge in operating revenue in the Consolidated Statements of Income for amounts which are probable of being returned to customers.
[9]	Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects, net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power. See Note 13 for more information.
[10]	During the first quarter of 2019, Virginia Power recorded a charge of $17 million ($13 million after-tax) to write-off the balance of a regulatory asset for which it is no longer seeking recovery.
[11]	Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
[12]	Reflects expenditures by DESC associated with the NND Project, which pursuant to the SCANA Merger Approval Order, will be recovered from DESC electric service customers over a 20-year period ending in 2039. See Note 3 for more information.
[13]	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy’s rate-regulated subsidiaries.
[14]	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy Gas’ rate-regulated subsidiaries.
[15]	Reflects amounts to be recovered through retail rates in Virginia for payments Virginia Power will make to PJM over a ten-year period ending 2028 under the terms of a FERC settlement agreement in May 2018 resolving a PJM cost allocation matter.
[16]	Primarily reflects amounts expected to be collected from or owed to gas customers in Dominion Energy’s service territories associated with current and prospective rider projects, including CEP, PIR, and pipeline integrity management. See Note 13 for more information.
[17]	Represents deferred depreciation and accretion expense related to legal obligations associated with the future retirement of property, plant and equipment, excluding amounts related to CCRs, for DESC and PSNC. The AROs primarily relate to nuclear decommissioning activities and are expected to be recovered over the related property lives and periods of decommissioning which may range up to approximately 106 years.
[18]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted average useful life of approximately 30 years.
[19]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted average useful life of approximately 21 years.
[20]	Cost of the reacquisition of debt are deferred and amortized as interest expense over the would-be remaining life of the reacquired debt. The reacquired debt costs had a weighted-average life of approximately 30 years as of March 31, 2019.
[21]	In March 2019, DESC purchased certain of its first mortgage bonds having an aggregate purchase price of $1.2 billion, as discussed in Note 16. As a result of this transaction, Dominion Energy incurred costs, including write-off of unamortized discount, premium, and debt issuance costs, of $187 million.
[22]	Primarily reflects legislation enacted in Virginia in March 2019 which requires any CCR unit located at certain Virginia Power stations to be closed by removing the CCRs to an approved landfill or through recycling for beneficial reuse. See Note 17 for additional information.
[23]	Primarily reflects legislation enacted in Virginia in March 2019 which requires any CCR unit located at certain Virginia Power stations to be closed by removing the CCR to an approved landfill or through recycling for beneficial reuse. See Note 17 for additional information.
[24]	Primarily reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects, net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power. See Note 13 for more information.
[25]	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority.